Fair Value of Financial Assets and Liabilities - Schedule of Determination of the Fair Value of Financial Instruments (Detail) - CLP ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
ASSETS
Financial assets		$ 22,617,981
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member]
ASSETS
Financial assets	$ 32,493,000	33,599,027
LIABILITIES
Financial liabilities	31,053,873	32,265,986
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Deposits and other demand liabilities [member]
LIABILITIES
Financial liabilities	6,550,657	6,197,406
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Cash in process of being cleared [member]
LIABILITIES
Financial liabilities	420,259	154,232
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Obligations under repurchase agreements [member]
LIABILITIES
Financial liabilities	483,241	638,851
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Time deposits and other time liabilities [member]
LIABILITIES
Financial liabilities	10,269,825	11,433,064
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Financial derivative contracts [member]
LIABILITIES
Financial liabilities	2,377,921	3,673,591
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Interbank borrowings [member]
LIABILITIES
Financial liabilities	4,453,688	3,798,978
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Debt instruments issued [member]
LIABILITIES
Financial liabilities	6,335,525	6,204,856
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Lease obligations [member]
LIABILITIES
Financial liabilities	133,594	151,885
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Other financial obligations [Member]
LIABILITIES
Financial liabilities	29,163	13,123
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Cash and deposits in banks [member]
ASSETS
Financial assets	2,875,942	3,089,072
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Cash items in process of collection [member]
ASSETS
Financial assets	442,662	173,192
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member]
ASSETS
Financial assets	301,239	582,710
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Financial instruments at FVTOCI [member]
ASSETS
Financial assets	3,914,198	3,970,899
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Loans and receivables from banks, net [member]
ASSETS
Financial assets	22,017,132	21,576,108
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Financial Instruments at amortized cost [member]
ASSETS
Financial assets	173,227	111,542
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Investments under Agreements to Resell [Member]
ASSETS
Financial assets	122,998	105,580
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Financial derivative contracts [member]
ASSETS
Financial assets	2,588,103	3,982,803
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Interbank loans [member]
ASSETS
Financial assets	57,499	7,121
Recurring Fair Value Measurement [Member] | IFRS9 [member]
ASSETS
Financial assets	6,803,540	8,536,412
LIABILITIES
Financial liabilities	2,377,921	3,673,591
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member]
LIABILITIES
Financial liabilities	2,377,921	3,673,591
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member]
ASSETS
Financial assets	301,239	582,710
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member]
ASSETS
Financial assets	3,914,198	3,970,899
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member]
ASSETS
Financial assets	2,588,103	3,982,803
LIABILITIES
Financial liabilities	2,377,921	3,673,591
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member]
ASSETS
Financial assets	26,387,614	26,253,170
LIABILITIES
Financial liabilities	28,675,952	29,867,341
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Deposits and other demand liabilities [member]
LIABILITIES
Financial liabilities	6,550,657	6,197,406
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Cash in process of being cleared [member]
LIABILITIES
Financial liabilities	420,259	154,232
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Obligations under repurchase agreements [member]
LIABILITIES
Financial liabilities	483,241	638,851
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Time deposits and other time liabilities [member]
LIABILITIES
Financial liabilities	10,269,825	11,574,924
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Interbank borrowings [member]
LIABILITIES
Financial liabilities	4,453,688	3,794,375
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Debt instruments issued [member]
LIABILITIES
Financial liabilities	6,335,525	7,330,126
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Lease obligations [member]
LIABILITIES
Financial liabilities	133,594	164,304
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Other financial obligations [Member]
LIABILITIES
Financial liabilities	29,163	13,123
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Cash and deposits in banks [member]
ASSETS
Financial assets	2,875,942	3,089,072
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Cash items in process of collection [member]
ASSETS
Financial assets	442,662	173,192
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Loans and receivables from banks, net [member]
ASSETS
Financial assets	22,715,286	22,767,597
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial Instruments at amortized cost [member]
ASSETS
Financial assets	173,227	110,608
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Investments under Agreements to Resell [Member]
ASSETS
Financial assets	122,998	105,580
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Interbank loans [member]
ASSETS
Financial assets	$ 57,499	$ 7,121